Inventories, Net (Details) - Schedule of inventories - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventories Abstract
Raw materials	$ 5,779	$ 7,714
Work in process	301	1,198
Finished goods	79	103
Inventories, gross	6,159	9,015
Less: provision	(1,924)	(2,255)
Inventories, net	$ 4,235	$ 6,760